CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating activities:
Net loss	$ (4,662,500)	$ (4,079,400)	$ (11,562,800)	$ (2,105,300)	$ (13,668,100)	$ (3,672,500)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	378,500		360,900
Stock-based compensation	1,187,300	1,236,700	1,084,200	1,266,400	2,350,600	2,108,000
Change in fair value of contingent consideration	0	0	17,500	(60,000)	(42,500)	(30,000)
Loss on sale of investments	105,000	89,200	36,700	(4,000)	32,700	(35,600)
Unrealized holding (gain) loss on investments	(155,100)	(18,900)	(201,100)	(32,600)	(233,700)	(10,400)
Deferred income taxes	0	0	(3,223,300)	733,300	(2,490,000)	1,152,500
Impairment of goodwill and intangible asset	0	51,500	4,280,100	0	4,280,100	0
Changes in operating assets and liabilities:
Trade accounts receivable	188,200	175,600	(156,600)	(50,100)	(206,700)	(75,500)
Inventories	(471,600)	(733,600)	(1,081,300)	(637,900)	(1,719,200)	(560,000)
Prepaid and other current assets	(77,100)	89,400	21,900	(229,700)	(207,800)	(211,400)
Provision for bad debt		17,300		0	0	4,000
Income tax receivable	(108,800)	300	(95,100)	267,300	172,200	1,500
Other assets	0	4,200	100	(8,200)	(8,100)	0
Carrying value of right of use assets	136,000	(103,800)	(808,600)	1,600	810,200	(138,000)
Accounts payable	270,100	(191,500)	170,300	461,300	652,400	79,600
Accrued expenses	137,900	27,300	212,200	(11,100)	180,300	(195,300)
Contract liabilities	(126,100)		29,000
Other long term liabilities	0	(107,600)	0	0	(10,900)	10,900
Lease liabilities	(138,900)	106,500	807,900		29,000	(20,000)
Total adjustments	(512,900)	(526,200)	(900,200)	(220,900)	(1,121,100)	(937,800)
Net cash used in operating activities	(3,659,700)	(2,849,000)	(3,259,200)	(1,931,000)	(5,190,200)	(3,580,100)
Net cash used in operating activities	(3,659,700)	(2,849,000)	(3,259,200)	(1,931,000)	(5,190,200)	(3,580,100)
Investing activities:
Purchase of investment securities	(941,500)	(346,200)	(1,633,300)	(4,001,200)	(5,634,500)	(9,569,000)
Redemption of investment securities	3,420,300	2,404,200	1,865,500	844,300	2,709,800	6,181,400
Capital expenditures	(106,200)	(253,000)	(594,200)	(163,400)	(757,600)	(198,700)
Purchase of other intangible assets	0	(1,500)	(500)	(66,500)	(67,000)	(58,700)
Net cash provided by (used) in investing activities	2,372,600	1,803,500	(362,500)	(3,386,800)	(3,749,300)	(10,884,000)
Net cash provided by (used) in investing activities	2,372,600	1,803,500	(362,500)	(3,386,800)	(3,749,300)	(10,884,000)
Extinguishment of debt		0		(433,800)	(433,800)	(531,000)
Effect of changes in foreign currency exchange rates	4,500	1,500	(174,300)	103,000	(71,300)	(9,200)
Depreciation and amortization		380,800		327,300	688,200	251,500
Net decrease in cash and cash equivalents	(1,282,600)	(1,044,000)	(1,325,900)	(5,378,200)	(6,704,100)	2,115,500
Net (decrease) increase in cash and cash equivalents	(1,282,600)	(1,044,000)	(1,325,900)	(5,378,200)	(6,704,100)	2,115,500
Cash and cash equivalents, beginning of period	1,927,100	2,971,100	4,297,000	9,675,200	9,675,200	7,559,700
Cash and cash equivalents, end of period	644,500	1,927,100	2,971,100	4,297,000	2,971,100	9,675,200
Loss on disposal of subsidiary		0		0	0	405,400
Lease Liabilities		0		(10,900)	807,900	(105,600)
Proceeds from sale of Altamira		0		0	0	440,000
Purchase of Aquila, net of cash acquired		0		0	0	(7,679,000)
Financing activities:
Proceeds from issuance of common stock	0	0	3,000,000	0	3,000,000	17,080,400
Issuance costs of common stock and warrants	0	0	(272,800)	0	(272,800)	(1,006,400)
Payments of contingent consideration	0	0	(98,800)	0	(98,800)	(168,000)
Bank overdraft	0	0	(158,300)	(163,400)	(321,700)	(278,600)
Net cash provided by financing activities	0	0	2,470,100	(163,400)	2,306,700	16,588,800
Net cash received in financing activities	0	0	2,470,100	(163,400)	2,306,700	16,588,800
Proceeds from Payroll Protection Program, net of repayment		0		0	0	401,100
Proceeds from stock options exercised		0		0	0	3,100
Cash paid during the period for:
Income taxes	0	0	0	0	0	2,500
Noncash financing activities:
Record right-of-use assets	0	104,326	69,600	0	1,010,900	0
Record lease liabilities	$ 0	$ 104,642	$ 69,100	$ 0	$ 1,010,400	$ 0